Fair Value Measurement - Schedule of Summarizes the Activities Related to Fair Value of the Warrants (Details) - Level 3 [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Summarizes the Activities Related to Fair Value of the Warrants [Line Items]
Fair value of warrants at beginning of the year (Level 3)	¥ 3,952	¥ 24,376
Issuances	6,888
Change in fair value	57,066	(20,732)
Effect of exchange rate changes	650	308
Fair value of warrants at end of the year (Level 3)	¥ 68,556	¥ 3,952